Financial instruments - valuation - Valuation techniques (Details) - Recurring - Level 3	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 JPY (¥) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2019 GBP (£) item
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ 140,000,000			£ 270,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	110,000,000			210,000,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	40,000,000			100,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	£ 50,000,000			£ 110,000,000
Basis points of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	21
Basis Points of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	15
Loans
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	226.00%
Percentage of reasonably possible decrease in unobservable input, assets	51.00%
Loans | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	105.00%	101.00%	101.00%	101.00%
Loans | Market comparables | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	1.19%	1.01%	1.01%	1.01%
Percentage of reasonably possible decrease in unobservable input, assets	0.69%	0.53%	0.53%	0.53%
Secured | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	232.00%	246.00%	246.00%	246.00%
Equity shares | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	80.00%	80.00%	80.00%	80.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	£ 27,737			£ 25,914
Equity shares | Valuation | Discount factor
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	9.00%	9.00%	9.00%	9.00%
Percentage of reasonably possible decrease in unobservable input, assets	7.00%	6.00%	6.00%	6.00%
Equity shares | Valuation | Fund NAV
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	120.00%	120.00%	120.00%	120.00%
Percentage of reasonably possible decrease in unobservable input, assets	80.00%	80.00%	80.00%	80.00%
Deposits | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, liabilities		98.00%	98.00%	98.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	£ 100
Deposits | Yield analysis | Day count
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in the fair value measurement increase of liabilities, Number | item		95	95	95
Increase (decrease) in the fair value measurement decrease of liabilities, Number | item		65	65	65
Debt securities in issue | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities | €			€ 146
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities | ¥		¥ 44
Credit derivatives | DCF based on recoveries | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	5.00%	5.00%	5.00%	5.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	0.02%	0.06%	0.06%	0.06%
Credit derivatives | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	95.00%	80.00%	80.00%	80.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Credit derivatives | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	80.00%	80.00%	80.00%	80.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	27.00%	27.00%	27.00%	27.00%
Credit derivatives | Option pricing model | Upfront points
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	100.00%	99.00%	99.00%	99.00%
Credit derivatives | Option pricing model | Recovery rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	40.00%	40.00%	40.00%	40.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	10.00%	10.00%	10.00%	10.00%
Interest rate & FX derivatives | Inflation volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	2.00%	2.00%	2.00%	2.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	1.00%	1.00%	1.00%	1.00%
Interest rate & FX derivatives | Inflation rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	2.00%	2.00%	2.00%	2.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	1.00%	1.00%	1.00%	1.00%
Interest rate & FX derivatives | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	100.00%	99.00%	99.00%	99.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Interest rate & FX derivatives | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	60.00%	70.00%	70.00%	70.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	17.00%	19.00%	19.00%	19.00%
Interest rate & FX derivatives | Option pricing model | Constant Prepayment Rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	18.00%	15.00%	15.00%	15.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	2.00%	2.00%	2.00%	2.00%
Interest rate & FX derivatives | Option pricing model | Mean Reversal
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	92.00%	92.00%	92.00%	92.00%
Equity derivatives | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	87.00%	87.00%	87.00%	87.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(53.00%)	(53.00%)	(53.00%)	(53.00%)